Segments and Geographical Information - Segment Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenue	[1]	$ 9,498	$ 6,101	$ 5,647
Operating income (loss)		(150)	2,015	1,049
HPMS [Member]
Segment Reporting Information [Line Items]
Revenue		8,086	4,720	4,208
Operating income (loss)		(302)	1,885	983
SP [Member]
Segment Reporting Information [Line Items]
Revenue		1,220	1,241	1,275
Operating income (loss)		268	264	120
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenue	[2]	192	140	164
Operating income (loss)	[2]	$ (116)	$ (134)	$ (54)

[1]	Revenue attributed to geographic areas is based on the customer's shipped-to location (except for intellectual property license revenue which is attributable to the Netherlands).
[2]	Corporate and Other is not a segment under ASC 280 "Segment Reporting". Corporate and Other includes revenue related to Manufacturing Operations, unallocated expenses not related to any specific business segment and corporate restructuring charges.